LOAN PAYABLES, EIDL	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Loan Payables Eidl
LOAN PAYABLES, EIDL

9. LOAN PAYABLES, EIDL

	March 31,	December 31,
	2025	2024

June 13, 2020 ($150,000 - EIDL ) - AA	$137,702	$138,616
June 13, 2020 ($150,000 - EIDL ) - BB	137,719	138,661
July 15, 2020 ($150,000 - EIDL) - JJ	137,218	138,137

Total loans payables, EIDL	412,639	415,414

Less - current portion	(8,232)	(10,924)

Total loans payables, EIDL, less current portion	$404,407	$404,490

The following table provides future minimum payments as of March 31, 2025:

For the years ended	Amount
2025 (remaining nine months)	$8,232
2026	11,341
2027	11,774
2028	12,223
2029	12,689
Thereafter	356,380

Total	$412,639

June 13, 2020 – $150,000 – Global AA Group, Inc.

On June 13, 2020, Global AA Group, Inc. (the “AA”) executed the standard loan documents required for securing a loan (the “EIDL Loan”) from the SBA under its Economic Injury Disaster Loan (“EIDL”) assistance program in light of the impact of the COVID-19 pandemic on the AA’s business.

Pursuant to that certain Loan Authorization and Agreement, the AA borrowed an aggregate principal amount of the AA EIDL Loan of $150,000, with proceeds to be used for working capital purposes. Interest accrues at the rate of 3.75% per annum and will accrue only on funds actually advanced from the date of each advance. Installment payments, including principal and interest, are due monthly since May 14, 2021 (twelve months from the date of the AA EIDL Loan) in the amount of $731. The balance of principal and interest is payable thirty years from the date of the AA EIDL Loan. In connection therewith, the AA also received a $10,000 grant, which does not have to be repaid.

In connection therewith, the AA executed (i) a loan for the benefit of the SBA, which contains customary events of default and (ii) a security agreement, granting the SBA a security interest in all tangible and intangible personal property of the AA, which also contains customary events of default.

June 13, 2020 – $150,000 – Global BB Group, Inc.

On June 13, 2020, Global BB Group, Inc. (the “BB”) executed the standard loan documents required for securing an EIDL loan (the “BB EIDL Loan”) from the SBA in light of the impact of the COVID-19 pandemic on the BB’s business.

NOTES TO UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

9. LOAN PAYABLES, EIDL (Continued)

Pursuant to that certain Loan Authorization and Agreement, the BB borrowed an aggregate principal amount of the BB EIDL Loan of $150,000, with proceeds to be used for working capital purposes. Interest accrues at the rate of 3.75% per annum and will accrue only on funds actually advanced from the date of each advance. Installment payments, including principal and interest, are due monthly since May 14, 2021 (twelve months from the date of the BB EIDL Loan) in the amount of $731. The balance of principal and interest is payable thirty years from the date of the BB EIDL Loan. In connection therewith, the BB also received a $10,000 grant, which does not have to be repaid.

In connection therewith, the BB executed (i) a loan for the benefit of the SBA, which contains customary events of default and (ii) a security agreement, granting the SBA a security interest in all tangible and intangible personal property of the BB, which also contains customary events of default.

July 15, 2020 – $150,000 – Global JJ Group, Inc.

On July 15, 2020, Global JJ Group, Inc. (the “JJ”) executed the standard loan documents required for securing an EIDL loan (the “JJ EIDL Loan”) from the SBA in light of the impact of the COVID-19 pandemic on the JJ’s business.

Pursuant to that certain Loan Authorization and Agreement, the JJ borrowed an aggregate principal amount of the JJ EIDL Loan of $150,000, with proceeds to be used for working capital purposes. Interest accrues at the rate of 3.75% per annum and will accrue only on funds actually advanced from the date of each advance. Installment payments, including principal and interest, are due monthly since May 14, 2021 (twelve months from the date of the JJ EIDL Loan) in the amount of $731. The balance of principal and interest is payable thirty years from the date of the JJ EIDL Loan.

NOTES TO UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

9. LOAN PAYABLES, EIDL

	December 31,	December 31,
	2024	2023

June 13, 2020 ($150,000 - EIDL) - AA	$138,616	$142,104
June 13, 2020 ($150,000 - EIDL) - BB	138,661	142,119
July 15, 2020 ($150,000 - EIDL) - JJ	138,137	141,642

Total loans payables, EIDL	415,414	425,865

Less - current portion	(10,924)	(10,526)

Total loans payables, EIDL, less current portion	$404,490	$415,339

The following table provides future minimum payments as of December 31, 2024:

For the years ended	Amount
2025	$10,924
2026	11,341
2027	11,774
2028	12,223
2029	12,689
Thereafter	356,463

Total	$415,414

June 13, 2020 – $150,000 – Global AA Group, Inc.

On June 13, 2020, Global AA Group, Inc. (the “AA”) executed the standard loan documents required for securing a loan (the “EIDL Loan”) from the SBA under its Economic Injury Disaster Loan (“EIDL”) assistance program in light of the impact of the COVID-19 pandemic on the AA’s business.

Pursuant to that certain Loan Authorization and Agreement, the AA borrowed an aggregate principal amount of the AA EIDL Loan of $150,000, with proceeds to be used for working capital purposes. Interest accrues at the rate of 3.75% per annum and will accrue only on funds actually advanced from the date of each advance. installment payments, including principal and interest, are due monthly since May 14, 2021 (twelve months from the date of the AA EIDL Loan) in the amount of $731. The balance of principal and interest is payable thirty years from the date of the AA EIDL Loan. In connection therewith, the AA also received a $10,000 grant, which does not have to be repaid.

In connection therewith, the AA executed (i) a loan for the benefit of the SBA, which contains customary events of default and (ii) a security agreement, granting the SBA a security interest in all tangible and intangible personal property of the AA, which also contains customary events of default.

June 13, 2020 – $142,119 – Global BB Group, Inc.

On June 13, 2020, Global BB Group, Inc. (the “BB”) executed the standard loan documents required for securing an EIDL loan (the “BB EIDL Loan”) from the SBA in light of the impact of the COVID-19 pandemic on the BB’s business.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

9. LOAN PAYABLES, EIDL (Continued)

Pursuant to that certain Loan Authorization and Agreement, the BB borrowed an aggregate principal amount of the BB EIDL Loan of $150,000, with proceeds to be used for working capital purposes. Interest accrues at the rate of 3.75% per annum and will accrue only on funds actually advanced from the date of each advance. Installment payments, including principal and interest, are due monthly since May 14, 2021 (twelve months from the date of the BB EIDL Loan) in the amount of $731. The balance of principal and interest is payable thirty years from the date of the BB EIDL Loan. In connection therewith, the BB also received a $10,000 grant, which does not have to be repaid.

In connection therewith, the BB executed (i) a loan for the benefit of the SBA, which contains customary events of default and (ii) a security agreement, granting the SBA a security interest in all tangible and intangible personal property of the BB, which also contains customary events of default.

July 15, 2020 – $150,000 – Global JJ Group, Inc.

On July 15, 2020, Global JJ Group, Inc. (the “JJ”) executed the standard loan documents required for securing an EIDL loan (the “JJ EIDL Loan”) from the SBA in light of the impact of the COVID-19 pandemic on the JJ’s business.

Pursuant to that certain Loan Authorization and Agreement, the JJ borrowed an aggregate principal amount of the JJ EIDL Loan of $150,000, with proceeds to be used for working capital purposes. Interest accrues at the rate of 3.75% per annum and will accrue only on funds actually advanced from the date of each advance. Installment payments, including principal and interest, are due monthly since May 14, 2021 (twelve months from the date of the JJ EIDL Loan) in the amount of $731. The balance of principal and interest is payable thirty years from the date of the JJ EIDL Loan.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS